Revenues (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Revenues
Revenues	¥ 93,949,939	$ 14,742,796	¥ 59,491,865	¥ 30,141,886
Online marketing services and others
Revenues
Revenues	72,563,402	11,386,782	47,953,779	26,813,641
Transaction services
Revenues
Revenues	14,140,449	2,218,945	5,787,415	¥ 3,328,245
Merchandise sales
Revenues
Revenues	¥ 7,246,088	$ 1,137,069	¥ 5,750,671